Long-term Investments - Additional Information (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($) shares	Jul. 31, 2019 CNY (¥) shares	Apr. 19, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 6,432,164	¥ 44,779,440				¥ 33,199,265
Beijing Changba Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage			0.2434%	0.2434%	9.00%
Equity method investments | ¥				¥ 4,868,073	¥ 180,000,000
Great Alliance Coliving Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage			5.21%	5.21%
Equity method investments			$ 5,500,000	¥ 38,000,000
Great Alliance Coliving Limited [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments shares subscribed | shares			550	550